Label	Element	Value
MFS Research International Portfolio
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Research International Portfolio Summary of Key Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund's performance over time compares with that of (i) a broad measure of market performance and (ii) one or more other measures of performance for markets in which the fund invests.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-877-411-3325
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Initial Class Bar Chart.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

The total return for the three-month period ended March 31, 2026, was 0.97%. During the period(s) shown in the bar chart, the highest quarterly return was 16.54% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (19.81)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	oef_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2025)
MFS Research International Portfolio | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

MFS Research International Portfolio | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
MFS Research International Portfolio | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
MFS Research International Portfolio | Investment Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

MFS Research International Portfolio | Equity Market Risk/Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

MFS Research International Portfolio | Growth Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.
MFS Research International Portfolio | Value Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
MFS Research International Portfolio | Foreign Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

MFS Research International Portfolio | Emerging Markets Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

MFS Research International Portfolio | Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

MFS Research International Portfolio | Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

MFS Research International Portfolio | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

MFS Research International Portfolio | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS Research International Portfolio | MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	31.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.92%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
MFS Research International Portfolio | MSCI All Country World (ex-US) Index (net div)
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	32.39%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.41%
MFS Research International Portfolio | Initial Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,183
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The total return for the three-month period ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2026
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	0.97%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	16.54%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(19.81%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.54%
Annual Return [Percent]	oef_AnnlRtrPct	(0.70%)
Annual Return [Percent]	oef_AnnlRtrPct	28.29%
Annual Return [Percent]	oef_AnnlRtrPct	(14.12%)
Annual Return [Percent]	oef_AnnlRtrPct	28.04%
Annual Return [Percent]	oef_AnnlRtrPct	12.95%
Annual Return [Percent]	oef_AnnlRtrPct	11.57%
Annual Return [Percent]	oef_AnnlRtrPct	(17.58%)
Annual Return [Percent]	oef_AnnlRtrPct	13.01%
Annual Return [Percent]	oef_AnnlRtrPct	3.09%
Annual Return [Percent]	oef_AnnlRtrPct	22.05%
MFS Research International Portfolio | Service Class Shares
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.22%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	380
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	664
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,471
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.27%

[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the class' average daily net assets annually for Initial Class shares and 1.14% of the class' average daily net assets annually for Service Class shares. ("Other Expenses" include 0.01% of interest and/or investment-related expenses incurred in connection with the fund's investment activity and/or foreign tax reclaim recovery expenses (including contingency fees and closing agreement expenses to be paid to third party service providers) incurred in connection with the fund's recovery of foreign taxes previously withheld in certain foreign countries. These expenses are excluded from the expense limitation described above.) This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2027.